PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2015
PROFIT APPROPRIATION [Abstract]
PROFIT APPROPRIATION
11.	PROFIT APPROPRIATION

Pursuant to laws applicable to entities incorporated in the PRC, PRC subsidiaries such as Sunergy Nanjing, SST, NRE, China Sunergy (Yangzhou) Co., Ltd and Lianyungang Yuanhui Solar Power Co., Ltd are prohibited from distributing their statutory capital and should make appropriations from PRC GAAP after-tax profit to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end until the accumulated reserve fund has reached 50% of the registered capital of the respective company); the appropriation to the other funds are at the PRC subsidiaries' discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends, loans or advances to the Company and amounted to RMB49.4 million ($7.9 million) and RMB38.4 million ($5.4 million) as of December 31, 2014 and 2015. Due to a net loss in 2014 and 2015, PRC subsidiaries made no appropriation to other non-distributable reserve funds. In addition, due to restrictions on the distribution of share capital from the Company’s PRC subsidiaries, the PRC subsidiaries share capital of RMB 1,716.4 million ($244.7 million) at December 31, 2015 is considered restricted.